Debt - Minimum Debt Repayment Schedule (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
2025	$ 0
2026	0
2027	0
2028	156,517
Thereafter	0
ABL facility
Debt Instrument [Line Items]
2025	0
2026	0
2027	0
2028	0
Thereafter	0
Senior Secured Notes
Debt Instrument [Line Items]
2025	0
2026	0
2027	0
2028	156,517
Thereafter	$ 0